PREPAYMENTS AND DEPOSITS, TRADE AND OTHER RECEIVABLES (Details Narrative) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Due balance	$ 833,089	$ 2,289,826
Energy saving services income [member]
IfrsStatementLineItems [Line Items]
Due balance	$ 0